Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Short-Term Corporate Bond Fund, Inc.
Entity Central Index Key	0000834126
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Feb. 27, 2026